Subsequent Events (Details Narrative) - USD ($)			1 Months Ended
	Apr. 03, 2018	Mar. 29, 2018	Apr. 26, 2018	Dec. 07, 2017
Number of shares sold		206,000		1,000,000
Total cash consideration		$ 123,600		$ 300,000
Sale of stock price per share		$ 0.60		$ 0.30
Number of shares called by each warrants		1		1
Warrants term				24 months
Subsequent Event [Member]
Number of shares sold	1,109,000		1,109,000
Total cash consideration	$ 665,375		$ 665,375
Sale of stock price per share	$ 0.60		$ 0.60
Number of shares called by each warrants	1		1
Subsequent Event [Member] | Class B Warrant [Member]
Number of shares called by each warrants	1		1
Warrants exercise price per share	$ 1.20		$ 1.20
Warrants term	24 months		24 months